Non-current assets held-for-sale (Tables)	12 Months Ended
Dec. 31, 2021
Non-current assets held-for-sale
Summary of non-current assets held-for-sale

	12/31/2021	12/31/2020
Real Estate	129,793	119,929
Total	129,793	119,929